Leases (Details) - Schedule of right-of-use assets and lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Right Of Use Assets And Lease Liabilities [Abstract]
At 1 January 2022	$ 448	$ 357
Depreciation	(50)	(133)
Disposal of lease		224
Exchange differences	(26)
Right-of-use assets	372
At 1 January 2022	448	555
Interest expense	6	13
Lease payments	(61)	(154)
Exchange differences	(28)	(20)
Disposal of lease		$ (394)
Lease Liabilities	$ 365